Employment Benefits - Expenses Related to Defined Benefit Plans Recognized in Consolidated Statements of Profit or Loss as Operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in net defined benefit liability (asset) [Abstract]
Current service costs	¥ 1,933	¥ 1,620	¥ 1,025
Interest costs	208	127	81
Total	¥ 2,141	¥ 1,747	¥ 1,106